Pledged assets - Certain Assets Provided as Collateral Mainly for Long-term Bank Loans and Leases (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [LineItems]
Purpose	Lease and bank loan
Non-current financial assets at amortized cost	$ 68,450	$ 68,388
Assets pledged as collateral for liabilities	$ 8,723,029	9,740,626
Land [member]
Statement [LineItems]
Purpose	Bank loan
Property, plant and equipment, net	$ 452,738	452,738
Buildings [member]
Statement [LineItems]
Purpose	Bank loan
Property, plant and equipment, net	$ 4,095,929	3,908,731
Machinery and equipment [member]
Statement [LineItems]
Purpose	Bank loan
Property, plant and equipment, net	$ 4,105,912	$ 5,310,769